Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP, 005
EBP, Tax Status [Line Items]
Federal Income Tax Status	Federal Income Tax Status
The Plan uses a pre-approved plan document sponsored by Principal. Principal received an opinion letter from the IRS, dated June 30, 2020, which states that the pre-approved Plan document satisfies the applicable provisions of the IRC. The Plan itself has not received a determination letter from the IRS since adopting the pre-approved Plan document effective October 1, 2025. The Plan’s management believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC. Therefore, no provision for income tax has been included in the Plan’s financial statements.